UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21630

                    NT Alpha Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                               Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Margret Duvall,

President and Principal Executive Officer

NT Alpha Strategies Fund

50 South LaSalle Street

                             Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Item 1. Reports to Stockholders.

NT ALPHA STRATEGIES FUND

2	STATEMENT OF ASSETS AND LIABILITIES

3	SCHEDULE OF INVESTMENTS

6	STATEMENT OF OPERATIONS

7	STATEMENTS OF CHANGES IN NET ASSETS

8	STATEMENT OF CASH FLOWS

9	FINANCIAL HIGHLIGHTS

10	NOTES TO THE FINANCIAL STATEMENTS

16	FOR MORE INFORMATION

NOT FDIC INSURED

May lose value/No bank guarantee

SEMIANNUAL REPORT	1	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2010 (UNAUDITED)

Rounded to thousands, except per unit data
ASSETS:
Investments in Sub-Funds, at fair value (Cost $344,307,000)	$378,314,000
Cash and cash equivalents	46,133,000
Dividend income receivable	10,000
Deposit on pending investments in Sub-Funds	18,000,000
Receivable for Sub-Fund investments sold	493,000
Prepaid and other assets	94,000
Total Assets	443,044,000
LIABILITIES:
Capital subscriptions received in advance	23,487,000
Payable to unit holders	6,126,000
Payable to affiliates:
Investment management fees	1,031,000
Administration fees	38,000
Custody and accounting fees	7,000
Transfer agent fees	3,000
Trustee fees	2,000
Other accrued liabilities	105,000
Total Liabilities	30,799,000
Net Assets	$412,245,000
ANALYSIS OF NET ASSETS:
Net capital	$388,897,000
Accumulated net investment loss	(15,370,000)
Accumulated undistributed net realized gain	4,711,000
Net unrealized appreciation on investments	34,007,000
Net Assets	$412,245,000

Units Outstanding (unlimited authorization)	32,619,000

Net Asset Value, Per Unit	$12.64

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	2	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2010 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 91.8%
Commodity Trading Advisor – 8.7%
(Cost $32,398,000)

BlueTrend Fund, L.P.	$12,152,000

Crabel Fund, L.P., Class A	11,199,000
Tiverton Investments, LLC	12,307,000
35,658,000

Convertible Bond Arbitrage – 3.2%
(Cost $12,253,000)
Investcorp Interlachen Multi-Strategy Fund, LLC	13,370,000

Distressed – 3.1%
(Cost $11,641,000)

Strategic Value, L.P.	9,565,000
York Credit Opportunities Fund, L.P.	3,235,000
12,800,000

Emerging Markets – 3.1%
(Cost $11,560,000)

Artha Emerging Markets	12,819,000
Hermitage Global Partners, L.P. *	49,000
12,868,000

Equity Market Neutral – 6.7%
(Cost $24,616,000)

Laurion Capital L.P.	12,317,000
O’Connor Global Fundamental Long/Short, LLC	15,304,000
27,621,000

Event Driven – 0.2%
(Cost $657,000)
Tennenbaum Multi-Strategy Fund I, LLC*	657,000

Fixed Income Arbitrage – 3.2%
(Cost $11,319,000)

Nephila Catastrophe Fund, L.P.	8,224,000

Triton Concisus Recovery*	332,000
Triton Fund, L.P.	4,795,000
13,351,000

Global Macro – 5.0%
(Cost $24,000,000)

Balestra Capital Partners, L.P.	13,614,000
Epoch Capital Partners, L.P.	7,148,000
20,762,000

Non-U.S. Equity Hedge – 11.8%
(Cost $45,365,000)

Pelham Long/Short Fund, L.P.	9,696,000

Riley Patterson Asian Opportunity Fund	13,369,000

TT Mid Cap Europe Long/Short Alpha Fund Limted	13,874,000
Zebede e Focus Fund Limited	11,763,000
48,702,000

Non-U.S. Multi-Strategy – 0.3%
(Cost $1,625,000)
Evolution Master Fund, L.P.*	1,019,000

		VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 91.8% – continued

Relative Value – 3.8%
(Cost $13,000,000)
North Pole Capital		$15,767,000

Sector Hedge – 17.5%
(Cost $64,800,000)

Artis 2X Institutional L.P.		9,920,000

Camber Capital Fund, L.P.		11,933,000

Expo Health Sciences Fund, L.P.		12,789,000

Gem Realty Securities, L.P.		13,398,000

Oceanic Hedge Fund		9,492,000
STG Capital Partners, QP L.P.		14,467,000
		71,999,000

Short Bias – 2.7%
(Cost $11,190,000)
Dialectic Antithesis Partners, L.P.		11,265,000

Special Situations – 9.9%
(Cost $34,500,000)

JHL Capital Fund Group, LLC		9,910,000

Mak One Fund, L.P.		16,164,000
Senator Global Opportunity, L.P.		14,754,000
		40,828,000

Statistical Arbitrage – 3.3%
(Cost $11,000,000)
BlueMatrix, L.P.		13,504,000

U.S. Equity Hedge – 9.3%
(Cost $34,383,000)

Alydar QP Fund, L.P.		10,256,000

Avesta Fund, L.P.		4,899,000

Bluefin Investors, L.P.		12,489,000

CCM SPV II, LLC*		116,000
Harvest Small Cap Partners, L.P.		10,383,000
		38,143,000
Total Sub-Funds
(Cost $344,307,000)		$378,314,000
	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 11.2%
Northern Institutional Funds – Diversified Assets Portfolio (1) (2)	46,133,000	$46,133,000
Total Cash Equivalent
(Cost $46,133,000)		46,133,000
TOTAL INVESTMENTS – 103.0%
(Cost $390,440,000)		$424,447,000
Liabilities less Other Assets – (3.0)%		(12,202,000)
NET ASSETS – 100.0%		$412,245,000

SEMIANNUAL REPORT	3	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS continued

(1)	The Fund had approximately $46,133,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the six months ended September 30, 2010.
(2)	Investment in affiliated Portfolio. The Northern Trust Company of Connecticut is the investment adviser of the Fund. Northern Trust Investments, N.A. is an investment adviser to the Northern Institutional Funds – Diversified Assets Portfolio. The Northern Trust Company of Connecticut and Northern Trust Investments, N.A. are both indirect subsidiaries of Northern Trust Corporation.

*	During the current period, a portion of the underlying investments’ value in these Sub-Funds was held in a side pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 0.5% of the Fund’s net assets are in side pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Sub-Fund investments are non-income producing.

Percentages shown are based on Net Assets.

At September 30, 2010, the Fund’s investments as a percentage of total net assets were diversified as follows:

SECTOR WEIGHTINGS	PERCENTAGE
Commodity Trading Advisor	8.7%
Convertible Bond Arbitrage	3.2
Distressed	3.1
Emerging Markets	3.1
Equity Market Neutral	6.7
Event Driven	0.2
Fixed Income Arbitrage	3.2
Global Macro	5.0
Non-U.S. Equity Hedge	11.8
Non-U.S. Multi-Strategy	0.3
Relative Value	3.8
Sector Hedge	17.5
Short Bias	2.7
Special Situations	9.9
Statistical Arbitrage	3.3
U.S. Equity Hedge	9.3
Cash Equivalent and Liabilities less Other Assets	8.2

Total	100.0%

At September 30, 2010, the Fund’s Sub-Fund investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 13.3%	$48,864,000	$54,773,000
Isle of Man – 2.3%	10,000,000	9,492,000
United States – 76.2%	285,443,000	314,049,000

Total		$378,314,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves and securities indices and investments valued at the net asset value, which in turn is based on valuation data obtained from external valuation sources).

Level 3 – Valuations based on inputs that are unobservable and significant. The Fund utilized the following valuation technique on Level 3 investments: The Fund valued certain securities at the net asset value, which in turn is based on valuation data obtained from external valuation sources for which those securities may have the ability to suspend redemptions or implement other restrictions on liquidity.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Fund’s investments, which are carried at fair value, as of September 30, 2010.

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Sub-Funds
Commodity Trading Advisor	$–	$35,658	$–	$35,658
Convertible Bond Arbitrage	–	13,370	–	13,370
Distressed	–	–	12,800	12,800
Emerging Markets	–	12,819	49	12,868
Equity Market Neutral	–	15,304	12,317	27,621
Event Driven	–	–	657	657
Fixed Income Arbitrage	–	13,019	332	13,351
Global Macro	–	20,762	–	20,762
Non-U.S. Equity Hedge	–	39,006	9,696	48,702
Non-U.S. Multi-Strategy	–	–	1,019	1,019
Relative Value	–	15,767	–	15,767
Sector Hedge	–	71,999	–	71,999
Short Bias	–	11,265	–	11,265
Special Situations	–	30,918	9,910	40,828
Statistical Arbitrage	–	13,504	–	13,504
U.S. Equity Hedge	–	38,027	116	38,143
Cash Equivalent	–	46,133	–	46,133

Total	$–	$377,551	$46,896	$424,447

NT ALPHA STRATEGIES FUND	4	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

SEPTEMBER 30, 2010 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/10 (000S)	NET REALIZED GAIN(LOSS) (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET PURCHASES (SALES) (000S)	NET TRANSFERS IN AND/OR OUT OF LEVEL 3 (000S)*	BALANCE AS OF 9/30/10 (000S)
Sub-Funds

Distressed	$14,094	$270	$(191)	$(1,373)	$–	$12,800

Emerging Markets	41	–	8	–	–	49

Equity Market Neutral	12,264	–	53	–	–	12,317

Event Driven	2,385	67	164	(1,959)	–	657

Fixed Income Arbitrage	443	–	(111)	–	–	332

Non-U.S. Equity Hedge	–	–	196	9,500	–	9,696

Non-U.S. Multi-Strategy	2,041	(285)	(8)	(729)	–	1,019

Special Situations	14,730	–	434	9,500	(14,754)	9,910

U.S. Equity Hedge	220	(11)	(7)	(86)	–	116
Total Investments	$46,218	$41	$538	$14,853	$(14,754)	$46,896

*	The fair value of Net Transfers In and/or Out of Level 3 was measured using the fair value as of the beginning of the period for transfers in and the fair value as of the end of the period for transfers out in accordance with Accounting Standards Update 2009-12.

The amount of change in net unrealized gain on investments in Level 3 securities still held at September 30, 2010 was approximately $471,000, which is included in the Statement of Operations as part of the net change in unrealized appreciation on investments.

SEMIANNUAL REPORT	5	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)

Rounded to thousands
INVESTMENT INCOME:
Dividend income on Sub-Fund investments and cash equivalent	$27,000
Interest income on cash equivalents	21,000
Total Investment Income	48,000
EXPENSES:
Investment management fees	2,022,000
Administration fees and expenses	238,000
Custody and accounting fees	41,000
Transfer agent fees	20,000
Audit and tax fees	75,000
Insurance	75,000
Legal Fees	86,000
Printing	25,000
Trustee fees and expenses	80,000
Other	3,000
Total Net Expenses	2,665,000
Net Investment Loss	(2,617,000)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(409,000)
Net change in unrealized appreciation on investments	2,976,000
Net Gain on Investments	2,567,000
Net Decrease in Net Assets Resulting from Operations	$(50,000)

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	6	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010

(UNAUDITED) OR FISCAL YEAR ENDED MARCH 31, 2010

Rounded to thousands	SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2010
OPERATIONS:
Net investment loss	$(2,617,000)	$(4,238,000)
Net realized gain (loss) on investments	(409,000)	8,203,000
Net change in unrealized appreciation on investments	2,976,000	18,966,000
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,000)	22,931,000
UNIT TRANSACTIONS:
Capital Subscriptions (4,130,000 and 8,169,000 Units, respectively)	51,985,000	99,266,000
Capital Redemptions (1,024,000 and 1,599,000 Units, respectively)	(12,844,000)	(19,765,000)
Net Increase in Net Assets Resulting from Capital Transactions	39,141,000	79,501,000
Total Increase in Net Assets	39,091,000	102,432,000
NET ASSETS:
Beginning of period (29,513,000 Units)	373,154,000	270,722,000
End of period (32,619,000 Units)	$412,245,000	$373,154,000
Accumulated Net Investment Loss	$(15,370,000)	$(12,753,000)

See Notes to the Financial Statements.

SEMIANNUAL REPORT	7	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

STATEMENT OF CASH FLOWS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)

Rounded to thousands
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations	$(50,000)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of Sub-Funds	(47,443,000)
Proceeds from disposition of Sub-Funds	19,646,000
Net realized loss on investments	409,000
Net change in unrealized appreciation on investments	(2,976,000)
Changes in operating assets and liabilities:
Increase in income receivable	(10,000)
Increase in prepaid and other assets	(76,000)
Increase in investment management fees payable	129,000
Increase in administration fees payable	6,000
Decrease in other accrued liabilities	(10,000)
Net cash flow used in operating activities	(30,375,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital subscriptions	61,255,000
Capital redemptions	(9,616,000)
Net cash flow provided by financing activities	51,639,000
NET DECREASE IN CASH AND CASH EQUIVALENTS	21,264,000
Cash and Cash Equivalents—Beginning of period	24,869,000
Cash and Cash Equivalents—End of period	$46,133,000

See Notes to the Financial Statements.

NT ALPHA STRATEGIES FUND	8	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

FINANCIAL HIGHLIGHTS

Selected per unit data	SIX MONTHS ENDED SEPTEMBER 30, 2010 (5) (UNAUDITED)	YEAR ENDED MARCH 31, 2010 (5)	YEAR ENDED MARCH 31, 2009 (5)	YEAR ENDED MARCH 31, 2008 (5)	YEAR ENDED MARCH 31, 2007	YEAR ENDED MARCH 31, 2006
Net Asset Value, Beginning of Period	$12.64	$11.80	$12.80	$11.65	$10.98	$10.28
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.08)	(0.16)	(0.16)	(0.11)	(0.15)	(0.12)
Net realized and unrealized gains (loss)	0.08	1.00	(0.84)	1.26	0.82	0.82
Total from Investment Operations	—	0.84	(1.00)	1.15	0.67	0.70
Net Asset Value, End of Period	$12.64	$12.64	$11.80	$12.80	$11.65	$10.98
Total Return (1)	(0.03)%	7.12%	(7.81)%	9.89%	6.14%	6.77%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, rounded to thousands, end of period	$412,245,000	$373,154,000	$270,722,000	$177,039,000	$106,069,000	$92,784,000
Ratio to average net assets of: (2)
Expenses, net of waivers and reimbursements (3)	1.32%	1.36%	1.46%	1.61%	1.79%	1.80%
Expenses, before waivers and reimbursements (3)	1.32%	1.36%	1.46%	1.61%	1.88%	2.42%
Net investment loss, net of waivers and reimbursements	(1.30)%	(1.30)%	(1.32)%	(1.24)%	(1.49)%	(1.45)%
Net investment loss, before waivers and reimbursements	(1.30)%	(1.30)%	(1.32)%	(1.24)%	(1.58)%	(2.07)%
Portfolio Turnover Rate (4)	3.32%	21.29%	32.57%	28.61%	29.11%	41.45%

(1)	Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The computation of such ratios based on the amount of expenses assessed to an investor’s capital may vary from these ratios based on the timing of capital transactions. These ratios do not include the expense of the Sub-Funds.
(4)	Portfolio turnover rate includes initial and additional investments in Sub-Funds, as well as partial and full withdrawals from Sub-Funds.
(5)	Per unit information is calculated using the average units outstanding method.

See Notes to the Financial Statements.

SEMIANNUAL REPORT	9	NT ALPHA STRATEGIES FUND

NT ALPHA STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

NT Alpha Strategies Fund (the “Fund”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified, management investment company. The Fund’s investment objective is to seek attractive risk-adjusted rates of return through investment in a diversified portfolio of assets. The Fund operates as a “Fund-of-Funds,” investing, either directly or indirectly, in a group of funds or other pooled investment vehicles (the “Sub-Funds”) managed by investment advisers selected by the Fund’s investment manager. The Fund seeks to provide investors with exposure to alternative investment strategies by investing in diversified markets and instruments.

U.S. tax-exempt investors and non-U.S. investors may not invest directly in the Fund, but rather should invest in one of the two following “Feeder Funds,” both of which invest substantially all of their assets in the Fund: (1) Northern Trust Alpha Strategies Fund, Q.P., which is open to U.S. tax-exempt investors and non-U.S. investors that are both Accredited Investors and Qualified Purchasers (as such term is defined in Section 2(a)(51) of the 1940 Act) or (2) Northern Trust Alpha Strategies Fund, which is open to U.S. tax-exempt investors and non-U.S. investors that are Accredited Investors, but not Qualified Purchasers.

The Northern Trust Company of Connecticut (“NTCC”), a subsidiary of Northern Trust Corporation (“NTC”), serves as the investment manager. On December 15, 2009, NTCC assumed the responsibilities of Northern Trust Global Advisors, Inc. (“NTGA”), its parent company, as the investment manager of the Fund pursuant to an assumption agreement among NTCC, NTGA and the Fund (the “Assumption Agreement”). The fees payable by the Fund under the Investment Management Agreement between the Fund and NTGA, the personnel who manage the Fund and the services provided to the Fund remain unchanged as a result of the assumption of these responsibilities by NTCC. The Board of Trustees (the “Board”) unanimously approved the Assumption Agreement at a meeting held on November 19, 2009.

The Northern Trust Company (“Northern Trust”), is the custodian, fund accountant, transfer agent and sub-administrator to the Fund. Northern Trust Investments, N.A. (“NTI”), a wholly owned subsidiary of Northern Trust, serves as the administrator. Northern Trust Securities, Inc. (“NTSI”) (“the Placement Agent”), a subsidiary of NTC, serves as a placement agent to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments in Sub-Funds are valued at fair value, as determined by NTCC, pursuant to delegation from the Board. In determining the fair value of each Sub-Fund, NTCC will take into account the estimated net asset value of such Sub-Fund provided to the Fund by the Sub-Fund itself, as well as any other considerations that may, in NTCC’s judgment, increase or decrease such estimated value. Accordingly, because of the inherent uncertainty of these valuations, these estimated values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material. Cash equivalents are valued at cost, which approximates fair value.

B) CASH EQUIVALENTS The Fund treats all financial instruments with original maturities of 3 months or less as cash equivalents. Cash equivalents held in the Fund are shown on the accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income and expenses are recognized on an accrual basis. The Fund does not currently intend to make any distributions.

D) FEES AND EXPENSES The Fund is responsible for paying administrative and operating expenses. In addition, the Fund is responsible for paying the operating expenses of the Feeder Funds.

The Fund also is responsible for fees payable by the Sub-Funds to their respective advisers (collectively, the “Advisory Fees”) in proportion to the Fund’s investments in the Sub-Funds. The Advisory Fees will vary, but they will typically consist of a management (asset-based) fee and an incentive fee. Management fees typically range between 1% and 2% of a Sub-Fund’s net asset value per year and incentive fees typically range between 10% and 25% of the Sub-Fund’s net new profits. These Advisory Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in the Statement of Operations.

E) FEDERAL INCOME TAXES The Fund operates and has elected to be treated as a partnership for federal income tax purposes. Accordingly, no provision for the payment of federal, state or

NT ALPHA STRATEGIES FUND	10	SEMIANNUAL REPORT

NT ALPHA STRATEGIES FUND

SEPTEMBER 30, 2010 (UNAUDITED)

local income taxes has been provided. Each unitholder is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

As of September 30, 2010 the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns filed for the fiscal years ended March 31, 2007 through March 31, 2009 remain subject to examination by the Internal Revenue Service.

3. RELATED PARTY, INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

As compensation for investment management services, NTCC is entitled to receive a 1.00% per annum fee of the Fund’s net asset value, payable quarterly in arrears, calculated as of the last business day of each quarter. NTCC has agreed to reimburse the Fund for all operating expenses, exclusive of management fees, that exceed 0.50% per annum of the Fund’s net asset value. The reimbursement described above is voluntary. There was no reimbursement for the period ended September 30, 2010 as expenses described above did not exceed the threshold.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a 0.01% per annum fee of the Fund’s net asset value, payable monthly in arrears, calculated as of the last business day of each month.

For compensation as custodian and fund accountant, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Fund has an administration agreement with NTI for certain administrative services. Pursuant to their administration agreement with the Fund, the administrator is entitled to receive a 0.10% per annum fee of the Fund’s net asset value payable monthly in arrears calculated as of the last business day of each month. NTI has retained Northern Trust as sub-administrator. Northern Trust is paid directly by NTI for its services.

NTI has agreed to reimburse the Fund for all administration, sub-administration, custody and transfer agent fees that exceed 0.30% per annum of the Fund’s net asset value. The reimbursement described above is voluntary. There was no reimbursement for the period ended September 30, 2010 as expenses described above did not exceed the threshold.

The Placement Agent solicits subscriptions for Common Units on a “best efforts” basis. The Fund does not pay a placement fee to the Placement Agent and common unitholders do not pay any sales charges or servicing fees.

As of September 30, 2010, NTI’s investment in the Fund was approximately $12,000 (less than 1% of net assets).

4. CAPITAL TRANSACTIONS

The Fund offers common interests (“Common Units”) in a private placement to qualified investors that are “Accredited Investors” within the meaning given to such term in Regulation D under the Securities Act of 1933, as amended. Common Units are offered monthly. The minimum subscription per investor is $250,000, subject to waiver or modification by NTCC in its sole discretion. Subscriptions are payable in full at the time an investor returns the subscription agreement, which must be at least three business days before the month-end valuation. The net asset value of the Fund is equal to the estimated value of its total assets, minus the estimated sum of its total liabilities, as of the pertinent valuation date. Although common unitholders will not have the right to redeem their Common Units, at the discretion of the Board, and subject to its overall fiduciary duties to all unitholders, the Board intends to make quarterly tender offers of its Common Units at the net asset value as of the applicable tender date. The minimum amount of Common Units that may be tendered is equal to $100,000. Should a Common Unitholder choose to accept any such tender offer, such acceptance must be in writing and must be received by the Fund, as set forth in the notice of such tender offer, within twenty business days from the commencement of such quarterly tender offer. The Fund is authorized to issue preferred units, although none have been offered as of September 30, 2010.

5. INVESTMENT TRANSACTIONS

The Fund had aggregate purchases of $48,443,000 and proceeds from sales of Sub-Funds of $11,918,000 (excluding short-term investments) for the six months ended September 30, 2010.

At September 30, 2010, the estimated cost of investments for federal income tax purposes was $344,307,000. At September 30, 2010, accumulated net unrealized appreciation on investments was $34,007,000 consisting of $39,194,000 gross unrealized appreciation and $5,187,000 gross unrealized depreciation.

6. NET ASSETS

The net assets of the Fund are determined as of the last business day of each calendar month. Profits and losses of the Fund are allocated among the common unitholders based on the balance in each common unitholders account at the beginning of each calendar month.

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NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2010 (UNAUDITED)

7. RISK FACTORS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK The Sub-Funds may borrow and may utilize various lines of credit, reverse repurchase agreements, “dollar rolls,” issuance of debt securities, swaps, forward purchases, other off-balance sheet derivative transactions and other forms of leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of a Sub-Fund’s net assets will decrease. Accordingly, any event which adversely affects the value of an investment by a Sub-Fund would be magnified to the extent leverage is employed. The cumulative effect of the use of leverage in a market that moves adversely to a leveraged investment could result in a substantial loss which would be greater than if leverage were not used. In periods of extreme market volatility, the need to sell assets in a declining market can cause even greater losses, as prices may be artificially depressed. Generally, most leveraged transactions involve the posting of collateral. Increases in the amount of margin that a Sub-Fund is required to post could result in a disposition of Sub-Fund assets at times and prices which could be disadvantageous to the Fund and could result in substantial losses. Creditors’ claims may be senior to the rights of unitholders in the Fund.

Accounting Standards Codification 820 (“ASC 820”) requires disclosure to assist in understanding the nature and risk of the investments by major category. The table below summarizes the fair value and other pertinent liquidity information of the underlying investments by major category.

	Fair Value (in millions)	Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Commodity Trading Advisor (b)	$36	$—	monthly	5-60 days
Convertible Bond Arbitrage (c)	13	—	quarterly	60 days
Distressed (d)	13	—	annually	60-90 days
Emerging Markets (b)	13	—	quarterly	60 days
Equity Market Neutral (a)	28	—	quarterly	45-60 days
Event Driven (d)	1	—	not eligible	—
Fixed Income Arbitrage (c)	13	—	quarterly	90 days
Global Macro (b)	21	—	quarterly	45 days
Non-U.S. Equity Hedge (a)	48	—	monthly	10-30 days
Non-U.S. Multi-Strategy (b)	1	—	not eligible	—
Relative Value (c)	16	—	quarterly	60 days
Sector Hedge (a)	72	—	monthly, quarterly	30-90 days
Short Bias (b)	11	—	quarterly	30 days
Special Situations (d)	41	—	quarterly	75 days
Statistical Arbitrage (c)	13	—	monthly	30 days
U.S. Equity Hedge (a)	38	—	quarterly	30-90 days

Total	$378	$—

(a)	Hedged Equity—The managers in this category seek to identify and select equity securities that will rise in price on the long side and those that will fall in price on the short side. Equity securities make up the large bulk of their underlying exposure. Net exposure ranges from zero to 100%, while gross exposure can be 200% or more. Sub-strategies in this category include U.S. Equity Hedge, Non-U.S. Equity Hedge, Sector Hedge, and Equity Market Neutral. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 11.6% of the fair value of investments in this category cannot be redeemed because the investments include restrictions that do not allow for full redemptions.

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NT ALPHA STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2010 (UNAUDITED)

(b)	Market Dependent—The managers in this category employ strategies directed more heavily towards the ebbs and flows of markets on a larger scale, as opposed to focusing on the relative attractiveness between individual securities. Managers seek to identify the direction that certain markets will follow over various time periods and position their portfolios accordingly. Sub-strategies in this category include Global Macro, Commodity Trading Advisor, Emerging Markets, Non-U.S. Multi-Strategy and Short Bias. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 0.3% of the fair value of investments in this category cannot be redeemed because the investments include restrictions that do not allow for full redemptions.

(c)	Market Independent—The managers in this category seek to deliver alpha without subjecting themselves to or relying on beta or general market exposure for performance. They seek to do this by identifying and exploiting various arbitrage opportunities between and among related groups of securities, with the expectation that returns will have a low correlation to the markets in which those securities trade. Sub-strategies in this category include Fixed Income Arbitrage, Convertible Bond Arbitrage, Relative Value, and Statistical Arbitrage. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 0.1% of the fair value of investments in this category cannot be redeemed because the investments include restrictions that do not allow for full redemptions.

(d)	Event Driven—The managers in this category seek to profit from opportunities arising from specific situations affecting individual stocks or unique circumstances in a particular industry, sector or market. These market participants typically specialize in certain sectors of the Event Driven space, utilizing unique skills or knowledge of bankruptcy law, specific market events, or otherwise. Sub-strategies in this category include Distressed, Event Driven, and Special Situations. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 4.6% of the fair value of investments in this category cannot be redeemed because the investments include restrictions that do not allow for full redemptions.

8. BOARD OF TRUSTEES

Each member of the Board who is not an “interested person” of the Fund, as defined in the 1940 Act, receives an annual retainer of $20,000 and $1,500 for each special in-person meeting of the Board or a committee held outside the regular quarterly meetings.

Also, each Trustee who is not an “affiliated person” of the Trust or the Investment Manager and who serves as the Board chair or a committee chair shall receive an additional retainer of $10,000 per annum from the Trust.

At September 30, 2010, there are a total of four Trustees, of which three trustees are not “interested persons” of the Fund. The Fund reimburses those Trustees who are not “interested persons” for all reasonable out-of-pocket expenses incurred by them in performing their duties.

9. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”). ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures (formerly FASB Statement No. 157). Specifically, ASU 2010-06 requires entities to disclose a) the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, b) the reasons for any transfers in or out of Level 3 and c) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, ASU 2010-06 clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. Except for the requirement to disclose information about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis, all ASU 2010-06 disclosure requirements are effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2009. The requirement to separately disclose purchases, sales, issuances and settlements of recurring Level 3 measurements is effective for financial statements issued for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU 2010-06 and the impact it will have to the Fund’s financial statement disclosures.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s Web site at sec.gov. You may also obtain a copy at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record, for the 12-month period ended June 30 are available, without charge, upon request, by contacting the investment manager at 800-595-9111 or by visiting the SEC’s Web site at sec.gov.

NT ALPHA STRATEGIES FUND	16	SEMIANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for the reporting period.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for the reporting period.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(c)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Alpha Strategies Fund

By	/s/ Margret Duvall
Margret Duvall, President
(Principal Executive Officer)

Date: December 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Margret Duvall
Margret Duvall, President
(Principal Executive Officer)

Date: December 2, 2010

By	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial Officer
and Principal Accounting Officer)

Date: December 2, 2010